Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recently Issued Accounting Pronouncements [Abstract]
Recently Issued Accounting Pronouncements
(2) Recently Issued Accounting Pronouncements
In July 2012, the Financial Accounting Standards Board issued an Accounting Standards Update which allows companies to assess qualitative factors to determine the likelihood of indefinite-lived intangible asset impairment and whether it is necessary to perform the quantitative impairment test currently required. This guidance is effective for interim and annual periods beginning after September 15, 2012, with early adoption permitted. The adoption of this pronouncement did not have an impact on the Company's Consolidated Financial Statements.